COMMITMENTS (Details) $ in Millions	Dec. 31, 2024 CAD ($)
2025
COMMITMENTS
Minimum payments	$ 857.8
2026 to 2029
COMMITMENTS
Minimum payments	620.1
2030 and thereafter
COMMITMENTS
Minimum payments	$ 13.6